TREASURY STOCK (Details Textual)	12 Months Ended
	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2007 CNY	Sep. 30, 2014 USD ($)
Stock Repurchased During Period, Shares (in shares)			498,851
Stock Repurchased During Period, Value	1,786,000	6,282,000	29,377,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		611,386		167,385
Stock Repurchase Program, Authorized Amount				$ 5,000,000